UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6425

Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Quality Income Municipal Fund, Inc. (NUC)
	November 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.8% (3.7% of Total Investments)
$ 5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$ 4,883,250
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
880	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	817,450
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,230	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,679,635
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
7,355	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	7,057,564
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
3,370	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	Baa3	2,037,165
	Bonds, Series 2007A-2, 0.000%, 6/01/37
20,835	Total Consumer Staples			18,475,064
	Education and Civic Organizations – 8.6% (5.5% of Total Investments)
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	257,412
	2005A, 5.000%, 10/01/35
1,935	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	AA+	2,103,035
	Tender Option Bond Trust 09-11B, 17.320%, 10/01/38 (IF)
2,785	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	5/11 at 100.00	A2	2,786,448
	2000, 5.750%, 11/01/30 – NPFG Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	204,717
260	5.000%, 11/01/25	11/15 at 100.00	A2	267,402
3,425	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,191,415
	Institutes, Series 2001, 5.250%, 10/01/34
4,640	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,468,227
	Tender Option Bond Trust 1065, 9.176%, 3/01/33 (IF)
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	3/11 at 100.00	A2	4,009,960
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
6,400	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 –	11/12 at 100.00	Aa2	6,790,592
	AMBAC Insured
1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	837,610
	5.000%, 9/01/34
2,500	University of California, General Revenue Bonds, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	2,513,425
	AMBAC Insured (UB)
27,420	Total Education and Civic Organizations			27,430,243
	Health Care – 24.3% (15.4% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A–	1,766,223
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
640	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	607,642
	Series 2006, 5.000%, 4/01/37
14,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	14,044,097
	5.250%, 11/15/46 (UB)
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa1	1,454,325
	2010A, 5.750%, 7/01/40
2,855	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	2,428,720
	of Central California, Series 2007, 5.250%, 2/01/46
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	Aa2	1,267,961
	Center, Series 2004II-A, 5.000%, 11/01/23 – NPFG Insured
370	California Statewide Community Development Authority, Certificates of Participation,	No Opt. Call	A2	385,488
	Cedars-Sinai Medical Center, Series 1992, 6.500%, 8/01/12
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,425	5.250%, 7/01/24	7/15 at 100.00	BBB	3,230,940
1,500	5.250%, 7/01/30	7/15 at 100.00	BBB	1,347,420
17,075	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	16,037,011
	Series 2006, 5.000%, 3/01/41
3,015	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,026,487
	Series 2001C, 5.250%, 8/01/31
17,470	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	Aa3	16,614,494
	2003, 5.000%, 8/15/38 – AMBAC Insured (UB)
1,571	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA+	1,581,620
	System, Trust 2554, 18.054%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	946,870
	2005A, 5.000%, 12/01/23
3,025	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,365,706
	2008A, 8.250%, 12/01/38
2,000	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A–	1,895,380
	California, Series 2010, 5.375%, 3/15/36
7,835	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	7,485,559
	6.000%, 11/01/41
80,806	Total Health Care			77,485,943
	Housing/Multifamily – 3.3% (2.1% of Total Investments)
2,070	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	2,004,857
	Series 2010A, 6.400%, 8/15/45
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	926,180
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
1,925	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	3/11 at 100.00	N/R	1,925,424
	5.700%, 3/01/18
2,120	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	3/11 at 100.00	N/R	2,013,491
	Project, Series 1998, 5.800%, 3/01/28
2,960	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,	3/11 at 100.00	N/R	2,783,199
	Series 1999A, 5.900%, 3/20/29
745	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,	5/11 at 100.00	Aa2	747,816
	Series 1992A, 7.000%, 11/01/14
10,820	Total Housing/Multifamily			10,400,967
	Housing/Single Family – 6.5% (4.1% of Total Investments)
515	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	524,038
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
17,700	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.625%, 8/01/26	2/16 at 100.00	A	15,467,499
	(Alternative Minimum Tax)
5,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B,	12/16 at 100.00	AA	4,794,950
	5.150%, 12/01/27 (Alternative Minimum Tax)
23,215	Total Housing/Single Family			20,786,487
	Industrials – 0.6% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,991,500
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 1.0% (0.6% of Total Investments)
3,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	3,149,090
	Project, Series 2007, 5.375%, 12/01/37
	Tax Obligation/General – 21.2% (13.4% of Total Investments)
1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AA+	2,006,780
	Series 2002, 5.375%, 7/01/20 – AGM Insured
4,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	4,276,240
80	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	6/11 at 100.00	A1	80,241
16,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	16,792,800
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AA+	3,661,118
	5.000%, 6/01/29 – AGM Insured (UB)
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	2,665,208
	5.000%, 5/01/30 – FGIC Insured
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	AA+	1,271,299
	5.000%, 7/01/17 – AGM Insured
565	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	576,865
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa2	1,529,145
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AA+	7,534,358
	Series 2003E, 5.250%, 7/01/21 – AGM Insured
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AA+	521,268
	2005A, 5.000%, 8/01/29 – AGM Insured
1,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds,	8/15 at 100.00	AA	1,559,670
	Series 2005B, 5.000%, 8/01/25 – FGIC Insured
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AA+	7,158,273
	Bonds, Series 2003, 5.000%, 8/01/23 – AGM Insured (UB)
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AA	1,442,014
	Bonds, Series 2003A, 5.000%, 8/01/22 – FGIC Insured
15,000	Upland Unified School District, San Bernardino County, California, General Obligation Bonds,	8/19 at 27.66	Aa2	2,181,150
	Election of 2008, Series 2008A, 0.000%, 8/01/39
3,925	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AA+	4,048,402
	Bonds, Series 2003B, 5.000%, 8/01/23 – AGM Insured
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	10,164,210
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
109,150	Total Tax Obligation/General			67,469,041
	Tax Obligation/Limited – 32.0% (20.3% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	N/R	1,239,777
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	12/12 at 100.00	BBB+	1,200,972
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A2	3,207,321
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	A2	2,035,846
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	5,272,849
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	3,693,764
	2009G-1, 5.750%, 10/01/30
1,605	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,781,085
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	666,968
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	2,651,190
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged
	Area Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	2/11 at 100.00	N/R	999,940
2,765	5.700%, 8/01/28	2/11 at 100.00	N/R	2,355,172
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AA–	1,164,488
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	A	3,004,313
	Community Facilities District 98-1, Series 2003, 5.500%, 9/01/33 – NPFG Insured
1,000	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	3/11 at 101.00	N/R	1,003,810
	Series 2005, 6.300%, 9/01/31
8,435	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	8,101,227
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
3,205	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/15 at 100.00	A2	2,092,475
	Asset-Backed Revenue Bonds, Series 2005A, 2215-1, 13.380%, 6/01/45 – FGIC Insured (IF)
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
320	5.000%, 9/01/26	9/16 at 100.00	N/R	290,688
735	5.125%, 9/01/36	9/16 at 100.00	N/R	645,036
3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	2,809,294
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB–	1,351,310
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,331,557
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – AGM Insured
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	17,544,969
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
2,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	1,993,180
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,202,561
	Construction Project, Series 2006, 5.000%, 9/01/24 – NPFG Insured
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	9/13 at 100.00	A	1,552,410
1,500	5.000%, 9/01/20 – NPFG Insured	9/13 at 100.00	A	1,519,695
600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	522,744
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A,	9/13 at 100.00	A+	4,371,235
	5.250%, 9/01/22 – NPFG Insured
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment	10/20 at 100.00	A–	3,447,124
	Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40
	Rohnert Park Community Development Commission, California, Redevelopment Project Tax
	Allocation Bonds, Series 2007R:
585	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A	636,983
1,415	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A	1,225,263
745	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	739,219
	8/01/25 – AMBAC Insured
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	Aa3	7,948,369
	Richards Boulevard, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,565,125
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A1	867,344
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	A	2,793,019
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
2,090	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,020,570
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
102,605	Total Tax Obligation/Limited			101,848,892
	Transportation – 7.3% (4.7% of Total Investments)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	3,994,872
	2006F, 5.000%, 4/01/31 (UB)
970	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,055,147
	2008, Trust 3211, 13.319%, 10/01/32 (IF)
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	10,718,180
	Bonds, Series 1999, 5.875%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	A1	2,125,700
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A1	1,544,350
3,865	5.250%, 5/01/19 – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A1	4,004,372
23,265	Total Transportation			23,442,621
	U.S. Guaranteed – 30.5% (19.3% of Total Investments) (4)
6,145	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	N/R (4)	6,441,189
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
9,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	9,681,660
	5/01/18 (Pre-refunded 5/01/12)
8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	1/11 at 100.00	Aaa	9,482,640
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
1,965	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/32 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	2,089,267
1,515	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AA+ (4)	1,723,313
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 (Pre-refunded 10/01/13) –
	AGM Insured
1,110	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AAA	1,267,487
	(Pre-refunded 7/01/14)
2,500	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	2,829,275
4,440	Coast Community College District, Orange County, California, General Obligation Refunding	8/13 at 100.00	Aa2 (4)	4,925,514
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – NPFG Insured
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	A (4)	1,821,332
	Series 2003A, 5.375%, 9/01/19 (Pre-refunded 9/01/13) – NPFG Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	17,325,421
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	3,498,180
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
1,370	Fremont-Newark Community College District, Alameda County, California, General Obligation	8/11 at 101.00	AA (4)	1,430,335
	Bonds, Series 2002A, 5.375%, 8/01/20 (Pre-refunded 8/01/11) – NPFG Insured
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
520	5.250%, 12/01/20 (Pre-refunded 12/01/13)	12/13 at 100.00	A (4)	586,830
745	5.250%, 12/01/21 (Pre-refunded 12/01/13)	12/13 at 100.00	A (4)	840,747
5,255	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation	8/11 at 100.00	AA+ (4)	5,425,209
	Bonds, Election of 1999, Series 2001, 5.125%, 8/01/26 (Pre-refunded 8/01/11) – AGM Insured
3,005	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	A3 (4)	3,096,923
	2001, 5.000%, 8/01/20 (Pre-refunded 8/01/11) – NPFG Insured
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AA+ (4)	2,742,959
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21	7/12 at 100.00	AA+ (4)	2,887,342
	(Pre-refunded 7/01/12) – AGM Insured
9,010	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	10,259,056
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A1 (4)	3,201,390
	International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) –
	NPFG Insured
5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	Aa2 (4)	5,822,200
	Series 2002A, 5.000%, 11/01/19 (Pre-refunded 11/01/12) – NPFG Insured
85,435	Total U.S. Guaranteed			97,378,269
	Utilities – 8.2% (5.2% of Total Investments)
3,695	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,408,083
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA+	510,130
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,235	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,068,114
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,281,855
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	4,482,500
	Project, Series 2003, 5.700%, 9/01/36
1,200	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	A+	1,257,096
	5.250%, 5/15/23 – FGIC Insured
2,410	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AA+	2,542,863
	2002Q, 5.250%, 8/15/21 – AGM Insured
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	No Opt. Call	AA–	1,558,200
	Bonds, Series 2010-1, 5.000%, 7/01/28
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AA–	4,282,080
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
5,500	Southern California Public Power Authority, Revenue Bonds, Multiple Projects, Series 1989,	No Opt. Call	A+	5,700,090
	6.750%, 7/01/11
26,540	Total Utilities			26,091,011
	Water and Sewer – 8.4% (5.3% of Total Investments)
5,525	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AA+	5,744,398
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA	1,965,376
	of Participation, Tender Option Bond Trust 3220, 14.187%, 7/01/28 (IF)
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
480	5.250%, 12/01/20	12/13 at 100.00	A	516,211
695	5.250%, 12/01/21	12/13 at 100.00	A	729,180
1,205	5.250%, 12/01/22 – NPFG Insured	12/13 at 100.00	A	1,243,946
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	833,186
	5.000%, 4/01/36 – NPFG Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	1,245,962
	AMBAC Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	751,927
	Bond Trust 09-8B, 16.875%, 7/01/35 (IF)
9,370	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	10,192,310
	Series 2010A, 5.250%, 5/15/27
	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 – FGIC Insured	9/13 at 100.00	AA	1,688,352
1,650	5.000%, 9/15/20 – FGIC Insured	9/13 at 100.00	AA	1,767,463
24,860	Total Water and Sewer			26,678,311
$ 540,451	Total Investments (cost $491,946,572) – 157.7%			502,627,439
	Floating Rate Obligations – (9.5)%			(30,440,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.6)% (5)			(158,100,000)
	Other Assets Less Liabilities – 1.4%			4,663,081
	Net Assets Applicable to Common Shares – 100%			$ 318,750,520

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$502,627,439	$ —	$502,627,439

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2010, the cost of investments was $462,033,483.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 20,051,911
Depreciation	(9,893,891)
Net unrealized appreciation (depreciation) of investments	$ 10,158,020

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2011